Short-Term Loans From Third Party (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Schedule of Short-term loan from third party
	As of December 31,
	2018	2017
Short-term loan principal (see Note 10)	$30,012	$-
Less: original issue discount	(3,000)	-
Less: Fair value of derivative instrument	(9,000)	-
	$18,012	$-